REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
REGULATORY MATTERS [Abstract]
Actual capital amounts and ratios
Our actual capital amounts and ratios at December 31, follow:

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

2012
Total capital to risk-weighted assets
Consolidated	$204,663	14.71%	$111,268	8.00%	NA	NA
Independent Bank	207,553	14.95	111,063	8.00	$138,829	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$185,948	13.37%	$55,634	4.00%	NA	NA
Independent Bank	189,777	13.67	55,531	4.00	$83,297	6.00%

Tier 1 capital to average assets
Consolidated	$185,948	8.08%	$92,026	4.00%	NA	NA
Independent Bank	189,777	8.26	91,919	4.00	$114,899	5.00%

2011
Total capital to risk-weighted assets
Consolidated	$174,547	11.31%	$123,470	8.00%	NA	NA
Independent Bank	175,868	11.41	123,254	8.00	$154,068	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$144,265	9.35%	$61,735	4.00%	NA	NA
Independent Bank	156,104	10.13	61,627	4.00	$92,441	6.00%

Tier 1 capital to average assets
Consolidated	$144,265	6.25%	$92,338	4.00%	NA	NA
Independent Bank	156,104	6.77	92,268	4.00	$115,335	5.00%

______________
NA - Not applicable

Components of regulatory capital
The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2012	2011	2012	2011
	(In thousands)
Total shareholders' equity	$134,975	$102,627	$186,384	$152,987
Add (deduct)
Qualifying trust preferred securities	47,678	38,183	-	-
Accumulated other comprehensive loss	8,058	11,921	8,156	11,583
Intangible assets	(3,975)	(7,609)	(3,975)	(7,609)
Disallowed capitalized mortgage loan servicing rights	(788)	(857)	(788)	(857)
Tier 1 capital	185,948	144,265	189,777	156,104
Qualifying trust preferred securities	990	10,485	-	-
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	17,725	19,797	17,776	19,764
Total risk-based capital	$204,663	$174,547	$207,553	$175,868

Actual capital ratios to minimum ratios imposed by board resolution
Set forth below are the actual capital ratios of our Bank as of December 31, 2012, the minimum capital ratios imposed by the Board resolutions, and the minimum ratios necessary to be considered "well-capitalized" under federal regulatory standards:

	Independent Bank Actual as of December 31, 2012	Minimum Ratios Established by our Board	Minimum Ratio Required to be Well-Capitalized
Total Capital to Risk-Weighted Assets	14.95%	11.00%	10.00%
Tier 1 Capital to Average Total Assets	8.26	8.00	5.00